Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property, Plant and Equipment

EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2025
Beginning of financial year	1,056,664	17,644	13,513	736,610	1,824,431
Additions	71,255	843	3,661	1,254,658	1,330,417
Transfer from assets under construction	1,381,140	20,423	(10,371)	(1,391,192)	—
Disposals	—	—	(124)	—	(124)
Exchange differences	—	—	—	—	—
31 December 2025	2,509,059	38,910	6,679	600,076	3,154,724
Accumulated depreciation and impairment
Beginning of financial year	104,119	6,541	1,505	—	112,165
Depreciation charge	97,615	6,425	1,582	—	105,622
Disposals	—	—	(123)	—	(123)
Exchange differences	—	—	—	—	—
31 December 2025	201,734	12,966	2,964	—	217,664
Net book value	2,307,325	25,944	3,715	600,076	2,937,060

EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2024
Beginning of financial year	566,360	9,135	979	571,745	1,148,219
Additions	8,029	4,377	12,680	624,679	649,765
Transfer from assets under construction	468,678	4,000	—	(472,678)	—
Disposals	(5,146)	—	(306)	—	(5,452)
Exchange differences	18,743	132	160	12,864	31,899
31 December 2024	1,056,664	17,644	13,513	736,610	1,824,431
Accumulated depreciation and impairment
Beginning of financial year	58,727	3,548	312	—	62,587
Depreciation charge	50,571	3,125	1,166	—	54,862
Disposals	(5,000)	—	(306)	—	(5,306)
Impairment on disposal	—	—	—	—	—
Exchange differences	(179)	(132)	333	—	22
31 December 2024	104,119	6,541	1,505	—	112,165
Net book value	952,545	11,103	12,008	736,610	1,712,266

EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2023
Beginning of financial year	282,282	9,261	536	356,163	648,242
Acquisition of businesses	296,536	171	599	144,219	441,525
Additions	227	—	3	73,169	73,399
Disposals	(8,002)	(291)	—	—	(8,293)
Exchange differences	(4,683)	(6)	(159)	(1,806)	(6,654)
December 31, 2023	566,360	9,135	979	571,745	1,148,219
Accumulated depreciation and impairment
Beginning of financial year	39,570	2,023	445	—	42,038
Depreciation charge	20,847	1,637	19	—	22,503
Disposals	(5,722)	(108)	—	—	(5,830)
Impairment on disposal	5,000	—	—	—	5,000
Exchange differences	(968)	(4)	(152)	—	(1,124)
December 31, 2023	58,727	3,548	312	—	62,587
Net book value	507,633	5,587	667	571,745	1,085,632

Schedule of Estimated Useful Life	The estimated useful lives are as follows:

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years